UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

March 31, 2014 (unaudited)

	Shares or
	Principal	Fair
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 27.8%
Franklin Electric Co., Inc.	254,400	$10,817,088
Graco Inc.	170,600	12,750,644
HNI Corporation	282,700	10,335,512
IDEX Corporation	159,550	11,629,599
Nordson Corporation	60,300	4,250,547
Rotork plc (Great Britain)	18,600	820,833
WABCO Holdings Inc.*	222,900	23,529,324
Zebra Technologies Corporation (Class A)*	222,900	15,471,489
		$89,605,036
RETAILING — 25.6%
Bed Bath & Beyond, Inc. *	78,800	$5,421,440
CarMax, Inc.*	436,700	20,437,560
L’Occitane International S.A. (Luxembourg)	1,135,800	2,799,861
O’Reilly Automotive, Inc.*	182,500	27,081,175
Signet Jewelers Limited (Bermuda)	254,300	26,920,198
		$82,660,234
BUSINESS SERVICES & SUPPLIES — 17.0%
Aggreko plc (Great Britain)	150,200	$3,758,710
CLARCOR, Inc.	137,200	7,868,420
Copart, Inc.*	401,300	14,603,307
Domino Printing Sciences plc (Great Britain)	180,196	2,362,820
Halma PLC (Great Britain)	351,900	3,379,331
Landauer, Inc.	9,100	412,503
ScanSource Inc.*	430,001	17,531,141
Spirax-Sarco Engineering plc (Great Britain)	99,185	4,778,941
		$54,695,173
TRANSPORTATION — 8.2%
Heartland Express, Inc.	595,700	$13,516,433
Knight Transportation, Inc.	548,700	12,691,431
Kuehne + Nagel International AG (Switzerland)	3,300	461,776
		$26,669,640
TECHNOLOGY — 6.0%
EVS Broadcast Equipment S.A. (Belgium)	47,558	$3,081,211
Maxim Integrated Products, Inc.	178,700	5,918,544
Microchip Technology Incorporated	218,100	10,416,456
		$19,416,211
HEALTH CARE — 6.0%
Bio-Rad Laboratories, Inc. (Class A)*	76,200	$9,762,744
bioMerieux S.A. (France)	30,100	3,301,504
Sonova Holding AG (Switzerland)	17,700	2,586,922
Varian Medical Systems, Inc.*	42,300	3,552,777
		$19,203,947
ENERGY — 5.8%
FMC Technologies, Inc.*	199,300	$10,421,397
Noble Corporation (Switzerland)	248,400	8,132,616
		$18,554,013

TOTAL COMMON STOCKS — 96.4% (Cost $121,226,673)		$310,804,254

SHORT-TERM INVESTMENTS
ExxonMobil Corporation — 0.05% 04/01/14	$7,000,000	$7,000,000
State Street Bank Repurchase Agreement- 0.00% 04/01/14 (Dated 03/31/2014, repurchase price of $5,285,000, collateralized by $5,320,000 principal amount U.S. Treasury Note- 3.625% 2044, fair value $5,393,150)	5,285,000	5,285,000
TOTAL SHORT-TERM INVESTMENTS — 3.8% (Cost $12,285,000)		$12,285,000

TOTAL INVESTMENTS — 100.2% (Cost $133,511,673) — Note 2		$323,089,254
Other assets and liabilities, net — (0.2)%		(493,669)
TOTAL NET ASSETS — 100.0%		$322,595,585

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2014:

	Level 1 (3)	Level 2 (3)	Level 3 (3)	Total

Common Stocks (1)	$310,804,254			$310,804,254
Short-Term Investments(2)	—	$12,285,000	—	12,285,000
Total Investments	$310,804,254	$12,285,000	—	$323,089,254

(1) All common stocks are classified under Level 1. The Portfolio of Investments provides further information on major security types.

(2) Comprised solely of short-term investments with maturities of 60 days or less that are valued at amortized cost.

(3) Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2014.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $123,513,838 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:
Gross unrealized appreciation:	$187,290,416
Gross unrealized depreciation:	—
Net unrealized appreciation:	$187,290,416

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                  May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:                  May 29, 2014

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:                  May 29, 2014